Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 1,604	$ 1,337,556	$ (894,416)	$ 444,744
Balance, shares at Dec. 31, 2021		16,035,837
Stock-based compensation			18,750		18,750
Net income (loss)				(676,038)	(676,038)
Stock issued in conversion of accounts payable and loans payable		$ 66	37,371		37,437
Stock issued in conversion of accounts payable and loans payable, shares		656,613
Option and warrant exercises		$ 9	34,991		35,000
Option and warrant exercises, shares		94,535
Stock issued in accounts payable conversion through warrant exercise		$ 26	99,974		100,000
Stock issued in accounts payable conversion through warrant exercise, shares		270,100
Balance at Dec. 31, 2022		$ 1,705	1,528,642	(1,570,454)	(40,107)
Balance, shares at Dec. 31, 2022		17,057,085
Warrant exercises		$ 8	29,992		30,000
Warrant exercises, shares		81,030
Stock-based compensation			2,442,701		2,442,701
Net income (loss)				(2,637,956)	(2,637,956)
Stock issued in conversion of accounts payable and loans payable		$ 14	49,986		50,000
Stock issued in conversion of accounts payable and loans payable, shares		135,050
Balance at Mar. 31, 2023		$ 1,727	4,051,321	(4,208,410)	(155,362)
Balance, shares at Mar. 31, 2023		17,273,165
Balance at Dec. 31, 2022		$ 1,705	1,528,642	(1,570,454)	(40,107)
Balance, shares at Dec. 31, 2022		17,057,085
Net income (loss)					(8,328,839)
Balance at Sep. 30, 2023		$ 2,276	26,734,828	(9,899,293)	16,837,811
Balance, shares at Sep. 30, 2023		22,756,825
Balance at Dec. 31, 2022		$ 1,705	1,528,642	(1,570,454)	(40,107)
Balance, shares at Dec. 31, 2022		17,057,085
Sale of common stock		$ 433	16,012,317		16,012,750
Sale of common stock, shares		4,325,043
Stock-based compensation			4,940,113		4,940,113
Net income (loss)				(11,731,266)	(11,731,266)
Stock issued in conversion of accounts payable and loans payable		$ 24	432,939		432,963
Stock issued in conversion of accounts payable and loans payable, shares		238,488
Option and warrant exercises		$ 20	60,918		60,938
Option and warrant exercises, shares		202,575
Stock issued in conversion of convertible notes		$ 83	3,074,917		3,075,000
Stock issued in conversion of convertible notes, shares		830,547
Vesting of early exercised options			14,062		14,062
Sale of common stock, net of issuance costs		$ 62	4,929,938		4,930,000
Sale of common stock, net of issuance costs, shares		616,666
Balance at Dec. 31, 2023		$ 2,327	30,993,846	(13,301,720)	17,694,453	[1]
Balance, shares at Dec. 31, 2023		23,270,404
Balance at Mar. 31, 2023		$ 1,727	4,051,321	(4,208,410)	(155,362)
Balance, shares at Mar. 31, 2023		17,273,165
Sale of common stock		$ 433	16,012,317		16,012,750
Sale of common stock, shares		4,325,043
Stock-based compensation			1,841,767		1,841,767
Net income (loss)				(3,108,552)	(3,108,552)
Stock issued in conversion of accounts payable and loans payable		$ 10	382,953		382,963
Stock issued in conversion of accounts payable and loans payable, shares		103,439
Option and warrant exercises		$ 10	20,928		20,938
Option and warrant exercises, shares		56,552
Stock issued in conversion of convertible notes		$ 38	1,399,962		1,400,000
Stock issued in conversion of convertible notes, shares		378,140
Balance at Jun. 30, 2023		$ 2,218	23,709,248	(7,316,962)	16,394,504
Balance, shares at Jun. 30, 2023		22,136,339
Stock-based compensation			464,075		464,075
Net income (loss)				(2,582,331)	(2,582,331)
Option and warrant exercises		$ 3	9,997		10,000
Option and warrant exercises, shares		64,993
Stock issued in conversion of convertible notes		$ 43	1,599,957		1,600,000
Stock issued in conversion of convertible notes, shares		432,160
Vesting of early exercised options			1,563		1,563
Sale of common stock, net of issuance costs		$ 12	949,988		950,000
Sale of common stock, net of issuance costs, shares		123,333
Balance at Sep. 30, 2023		$ 2,276	26,734,828	(9,899,293)	16,837,811
Balance, shares at Sep. 30, 2023		22,756,825
Balance at Dec. 31, 2023		$ 2,327	30,993,846	(13,301,720)	17,694,453	[1]
Balance, shares at Dec. 31, 2023		23,270,404
Stock issued to DHC shareholders in reverse recapitalization		$ 789	(10,722,277)		(10,721,488)
Stock issued to DHC shareholders in reverse recapitalization, shares		7,885,220
Issuance of common stock pursuant to Reseller Agreement		$ 175	13,474,825		13,475,000
Issuance of common stock pursuant to Reseller Agreement, shares		1,750,000
Sale of common stock		$ 65	6,324,935		6,325,000
Sale of common stock, shares		645,917
Warrant exercises		$ 4	15,260		15,264
Warrant exercises, shares		40,514
Stock-based compensation			698,705		698,705
Net income (loss)				(6,884,409)	(6,884,409)
Balance at Mar. 31, 2024		$ 3,360	40,785,294	(20,186,129)	20,602,525
Balance, shares at Mar. 31, 2024		33,592,055
Balance at Dec. 31, 2023		$ 2,327	30,993,846	(13,301,720)	17,694,453	[1]
Balance, shares at Dec. 31, 2023		23,270,404
Net income (loss)					(15,757,196)
Balance at Sep. 30, 2024		$ 3,794	46,806,699	(29,058,916)	17,751,577
Balance, shares at Sep. 30, 2024		36,126,764
Balance at Mar. 31, 2024		$ 3,360	40,785,294	(20,186,129)	20,602,525
Balance, shares at Mar. 31, 2024		33,592,055
Sale of common stock		$ 198	1,993,552		1,993,750
Sale of common stock, shares		877,500
Warrant exercises		$ 1	4,999		5,000
Warrant exercises, shares		13,505
Net income (loss)				(3,049,704)	(3,049,704)
Stock issued in conversion of accounts payable and loans payable		$ 9	321,999		322,008
Stock issued in conversion of accounts payable and loans payable, shares		93,333
Stock-based compensation, including vested restricted shares		$ 42	768,497		768,539
Stock-based compensation, including vested restricted shares, shares		381,915
Balance at Jun. 30, 2024		$ 3,610	43,874,341	(23,235,833)	20,642,118
Balance, shares at Jun. 30, 2024		34,958,308
Sale of common stock		$ 131	1,756,056		1,756,187
Sale of common stock, shares		602,500
Net income (loss)				(5,823,083)	(5,823,083)
Stock-based compensation, including vested restricted shares			334,913		334,913
Stock-based compensation, including vested restricted shares, shares		35,461
Issuance of common stock for Standby Equity Purchase Agreement commitment fee		$ 28	499,972		500,000
Issuance of common stock for Standby Equity Purchase Agreement commitment fee, shares		280,899
Stock issued in settlement of accrued expenses		$ 15	261,667		261,682
Stock issued in settlement of accrued expenses, shares		151,261
Option and warrant exercises		$ 10	79,750		79,760
Option and warrant exercises, shares		98,335
Balance at Sep. 30, 2024		$ 3,794	$ 46,806,699	$ (29,058,916)	$ 17,751,577
Balance, shares at Sep. 30, 2024		36,126,764

[1]	Derived from audited information